UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Strategic Dividend & Income® Fund

August 31, 2016

SDI-QTLY-1016
1.806764.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 16.8%
	Principal Amount	Value
Convertible Bonds - 7.8%
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 2.75% 3/15/21	$2,180,000	$2,539,700
Household Durables - 0.2%
Lennar Corp. 3.25% 11/15/21	3,045,000	6,131,869
M/I Homes, Inc. 3% 3/1/18	3,450,000	3,488,813
		9,620,682
Media - 0.8%
DISH Network Corp. 3.375% 8/15/26 (a)	23,190,000	24,190,069
Liberty Media Corp.:
1.375% 10/15/23	5,300,000	5,359,625
3.5% 1/15/31	16,610,000	8,730,133
		38,279,827
TOTAL CONSUMER DISCRETIONARY		50,440,209
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Vector Group Ltd. 2.5% 1/15/19 (b)	7,193,000	10,343,455
ENERGY - 0.6%
Energy Equipment & Services - 0.2%
Weatherford International Ltd. 5.875% 7/1/21	7,130,000	7,915,512
Oil, Gas & Consumable Fuels - 0.4%
Peabody Energy Corp. 4.75% 12/15/41 (c)	26,652,000	266,520
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	19,680,000	16,039,200
SM Energy Co. 1.5% 7/1/21	2,000,000	2,352,880
Whiting Petroleum Corp. 1.25% 6/5/20	4,221,440	3,626,555
		22,285,155
TOTAL ENERGY		30,200,667
FINANCIALS - 0.1%
Insurance - 0.1%
FNF Group 4.25% 8/15/18	1,950,000	4,064,531
Real Estate Management & Development - 0.0%
Extra Space Storage LP 3.125% 10/1/35 (a)	2,850,000	3,094,031
TOTAL FINANCIALS		7,158,562
HEALTH CARE - 1.1%
Biotechnology - 0.3%
AMAG Pharmaceuticals, Inc. 2.5% 2/15/19	6,770,000	7,518,931
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20	5,100,000	6,505,688
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	2,740,000	2,531,075
		16,555,694
Health Care Equipment & Supplies - 0.1%
Hologic, Inc. 2% 3/1/42 (d)	4,350,000	5,935,031
Health Care Providers & Services - 0.2%
HealthSouth Corp. 2% 12/1/43	8,429,000	9,930,416
Pharmaceuticals - 0.5%
ANI Pharmaceuticals, Inc. 3% 12/1/19	3,120,000	3,656,250
Horizon Pharma Investment Ltd. 2.5% 3/15/22	5,400,000	5,383,125
Jazz Investments I Ltd. 1.875% 8/15/21	4,480,000	4,536,000
Teva Pharmaceutical Finance LLC 0.25% 2/1/26	6,090,000	7,730,494
The Medicines Co. 2.5% 1/15/22	1,970,000	2,605,325
		23,911,194
TOTAL HEALTH CARE		56,332,335
INDUSTRIALS - 0.3%
Airlines - 0.2%
JetBlue Airways Corp. Series D 6.75% 10/15/39	2,755,000	8,981,300
Machinery - 0.1%
Trinity Industries, Inc. 3.875% 6/1/36	3,300,000	4,005,375
TOTAL INDUSTRIALS		12,986,675
INFORMATION TECHNOLOGY - 4.4%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc. 1.375% 1/1/20	11,480,000	11,157,125
InterDigital, Inc. 1.5% 3/1/20	17,875,000	20,567,422
Liberty Interactive LLC 1.75% 9/30/46 (a)	8,300,000	8,611,250
		40,335,797
Internet Software & Services - 1.3%
LinkedIn Corp. 0.5% 11/1/19	12,990,000	12,892,575
Twitter, Inc.:
0.25% 9/15/19	7,560,000	7,073,325
1% 9/15/21	25,298,000	23,305,783
VeriSign, Inc. 4.485% 8/15/37 (b)	3,250,000	7,068,750
Web.com Group, Inc. 1% 8/15/18	2,150,000	2,022,344
WebMD Health Corp.:
1.5% 12/1/20	1,500,000	1,768,125
2.5% 1/31/18	1,200,000	1,254,000
Yahoo!, Inc. 0% 12/1/18	10,770,000	11,039,250
		66,424,152
Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp. 3.25% 8/1/39	7,150,000	12,503,563
Microchip Technology, Inc. 1.625% 2/15/25	10,790,000	13,885,381
Micron Technology, Inc.:
2.125% 2/15/33	4,570,000	7,586,200
2.375% 5/1/32	1,630,000	2,805,638
3% 11/15/43	11,740,000	10,477,950
Novellus Systems, Inc. 2.625% 5/15/41	2,550,000	7,002,938
NXP Semiconductors NV 1% 12/1/19	18,780,000	21,327,038
Xilinx, Inc. 2.625% 6/15/17	880,000	1,651,100
		77,239,808
Software - 0.7%
BroadSoft, Inc. 1% 9/1/22 (a)	1,400,000	1,850,625
FireEye, Inc. 1.625% 6/1/35	6,810,000	6,188,588
Nuance Communications, Inc.:
1% 12/15/35 (a)	8,200,000	7,190,375
2.75% 11/1/31	2,480,000	2,493,950
Salesforce.com, Inc. 0.25% 4/1/18	6,710,000	8,622,350
TiVo, Inc. 2% 10/1/21	7,260,000	7,219,163
Workday, Inc. 1.5% 7/15/20	1,650,000	2,057,286
		35,622,337
Technology Hardware, Storage & Peripherals - 0.1%
BlackBerry Ltd. 6% 11/13/20 (Reg. S)	6,290,000	6,596,638
TOTAL INFORMATION TECHNOLOGY		226,218,732
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (a)	3,250,000	3,251,560

TOTAL CONVERTIBLE BONDS		396,932,195

Nonconvertible Bonds - 9.0%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.2%
Yum! Brands, Inc. 6.875% 11/15/37	7,500,000	7,687,500
Household Durables - 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	8,045,000	8,346,688
Media - 0.3%
Altice SA:
7.625% 2/15/25 (a)	9,765,000	10,033,538
7.75% 5/15/22 (a)	4,620,000	4,917,413
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (a)	1,760,000	1,883,200
		16,834,151
Multiline Retail - 0.3%
JC Penney Corp., Inc.:
5.875% 7/1/23 (a)	4,155,000	4,335,327
6.375% 10/15/36	8,500,000	7,140,000
8.125% 10/1/19	4,920,000	5,295,150
		16,770,477
TOTAL CONSUMER DISCRETIONARY		49,638,816
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (a)	5,300,000	5,690,080
Albertsons, Inc. 7.45% 8/1/29	13,000,000	12,805,000
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	18,820,000	16,890,950
		35,386,030
Tobacco - 0.3%
Vector Group Ltd. 7.75% 2/15/21	15,770,000	16,676,775
TOTAL CONSUMER STAPLES		52,062,805
ENERGY - 0.3%
Energy Equipment & Services - 0.2%
Weatherford International Ltd.:
4.5% 4/15/22	4,195,000	3,481,850
8.25% 6/15/23	8,220,000	8,079,274
		11,561,124
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. 4.1% 3/15/22	6,300,000	5,733,000
TOTAL ENERGY		17,294,124
FINANCIALS - 3.9%
Banks - 2.3%
Corestates Capital II 1.3301% 1/15/27 (a)(b)	10,500,000	9,261,000
Corestates Capital III 1.387% 2/15/27 (a)(b)	13,975,000	12,325,950
First Maryland Capital I 1.6801% 1/15/27 (b)	2,500,000	2,096,875
First Maryland Capital II 1.6065% 2/1/27 (b)	4,100,000	3,438,875
JPMorgan Chase Capital XIII 1.5811% 9/30/34 (b)	12,206,000	10,072,391
JPMorgan Chase Capital XXI 1.7091% 1/15/87 (b)	12,550,000	10,149,813
PNC Capital Trust C 1.2431% 6/1/28 (b)	12,000,000	11,355,000
SunTrust Capital III 1.3025% 3/15/28 (b)	16,475,000	13,478,209
Wachovia Capital Trust II 1.1801% 1/15/27 (b)	33,014,000	29,052,320
Wells Fargo Capital II 1.2565% 1/30/27 (b)	13,930,000	12,286,260
Wells Fargo Capital X 5.95% 12/15/36 (b)	2,350,000	2,596,750
		116,113,443
Capital Markets - 0.8%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	9,200,000	9,671,500
Chase Capital II 1.2565% 2/1/27 (b)	17,900,000	15,750,210
Chase Capital III 1.2231% 3/1/27 (b)	5,000,000	4,375,000
Chase Capital Trust VI 1.2616% 8/1/28 (b)	5,000,000	4,374,500
JPMorgan Chase Capital XXIII 1.817% 5/15/47 (b)	2,500,000	1,943,750
NTC Capital II 1.2701% 4/15/27 (b)	3,500,000	2,990,007
		39,104,967
Consumer Finance - 0.1%
Ally Financial, Inc. 4.75% 9/10/18	7,455,000	7,743,881
Diversified Financial Services - 0.4%
Central Fidelity Capital Trust I 1.6801% 4/15/27 (b)	3,240,000	2,857,680
ILFC E-Capital Trust I 3.98% 12/21/65 (a)(b)	22,360,000	17,854,460
		20,712,140
Thrifts & Mortgage Finance - 0.3%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	12,575,000	13,691,031
TOTAL FINANCIALS		197,365,462
HEALTH CARE - 0.5%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	5,145,000	5,061,394
Health Care Providers & Services - 0.0%
Kindred Healthcare, Inc. 8.75% 1/15/23	2,900,000	2,965,250
Pharmaceuticals - 0.4%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (a)	23,270,000	20,448,513
TOTAL HEALTH CARE		28,475,157
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
TransDigm, Inc. 6.5% 7/15/24	3,610,000	3,745,375
Commercial Services & Supplies - 0.3%
ADT Corp. 6.25% 10/15/21	10,925,000	11,962,875
APX Group, Inc. 8.75% 12/1/20	5,832,000	5,606,010
		17,568,885
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 6.375% 4/1/24 (a)	3,440,000	3,630,920
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.625% 1/15/22	5,830,000	7,243,775
8.875% 9/1/17	3,000,000	3,195,000
		10,438,775
TOTAL INDUSTRIALS		35,383,955
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 7.125% 6/15/24 (a)	15,370,000	16,651,166
Technology Hardware, Storage & Peripherals - 0.5%
Dell, Inc.:
5.4% 9/10/40	17,000,000	14,110,000
6.5% 4/15/38	12,440,000	11,662,500
		25,772,500
TOTAL INFORMATION TECHNOLOGY		42,423,666
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Neptune Finco Corp. 10.125% 1/15/23 (a)	7,660,000	8,746,763
UTILITIES - 0.6%
Electric Utilities - 0.3%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (b)	7,950,000	6,419,625
PPL Capital Funding, Inc. 6.7% 3/30/67 (b)	10,000,000	8,637,500
		15,057,125
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc.:
7.375% 11/1/22	3,720,000	3,673,500
7.625% 11/1/24	8,630,000	8,457,400
		12,130,900
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	3,000,000	2,565,000
TOTAL UTILITIES		29,753,025

TOTAL NONCONVERTIBLE BONDS		461,143,773

TOTAL CORPORATE BONDS
(Cost $837,628,170)		858,075,968

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.26% to 0.28% 9/22/16 to 11/3/16 (e)
(Cost $1,989,392)	1,990,000	1,989,437
	Shares	Value

Common Stocks - 63.9%
CONSUMER DISCRETIONARY - 2.5%
Automobiles - 0.1%
General Motors Co.	196,600	$6,275,472
Hotels, Restaurants & Leisure - 1.1%
Cedar Fair LP (depositary unit)	83,700	4,871,340
Darden Restaurants, Inc.	258,300	15,921,612
Hilton Worldwide Holdings, Inc.	321,000	7,662,270
McDonald's Corp.	235,000	27,180,100
		55,635,322
Leisure Products - 0.3%
Mattel, Inc.	524,000	17,360,120
Media - 0.1%
Time Warner, Inc.	100,900	7,911,569
Multiline Retail - 0.1%
Target Corp.	41,000	2,877,790
Specialty Retail - 0.4%
Foot Locker, Inc.	88,500	5,809,140
L Brands, Inc.	171,500	13,070,015
		18,879,155
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	176,186	6,726,781
VF Corp.	204,500	12,689,225
		19,416,006

TOTAL CONSUMER DISCRETIONARY		128,355,434

CONSUMER STAPLES - 7.8%
Beverages - 3.3%
Constellation Brands, Inc. Class A (sub. vtg.)	33,700	5,528,485
Cott Corp.	128,540	2,049,544
Molson Coors Brewing Co. Class B	128,400	13,137,888
PepsiCo, Inc.	645,400	68,896,450
The Coca-Cola Co.	1,841,400	79,972,002
		169,584,369
Food & Staples Retailing - 1.3%
CVS Health Corp.	178,900	16,709,260
Wal-Mart Stores, Inc.	707,000	50,508,080
		67,217,340
Food Products - 0.4%
B&G Foods, Inc. Class A	81,299	3,860,077
ConAgra Foods, Inc.	363,800	16,956,718
		20,816,795
Household Products - 2.2%
Procter & Gamble Co.	1,261,358	110,129,167
Personal Products - 0.2%
Unilever NV (NY Reg.) (f)	219,700	10,130,367
Tobacco - 0.4%
Imperial Tobacco Group PLC	256,205	13,435,556
Japan Tobacco, Inc.	192,500	7,457,014
		20,892,570

TOTAL CONSUMER STAPLES		398,770,608

ENERGY - 6.2%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	117,600	9,290,400
Oil, Gas & Consumable Fuels - 6.0%
Cenovus Energy, Inc.	1,530,100	22,110,260
Chevron Corp.	1,358,000	136,587,640
Enterprise Products Partners LP	481,300	12,706,320
EQT Midstream Partners LP	62,200	4,889,542
Exxon Mobil Corp.	291,600	25,410,024
Kinder Morgan, Inc.	348,600	7,616,910
Suncor Energy, Inc.	814,200	22,077,895
The Williams Companies, Inc.	1,209,300	33,787,842
Western Gas Partners LP	395,142	19,883,545
Williams Partners LP	511,582	19,491,274
		304,561,252

TOTAL ENERGY		313,851,652

FINANCIALS - 20.2%
Banks - 2.4%
First Hawaiian, Inc.	237,650	6,316,737
JPMorgan Chase & Co.	699,400	47,209,500
PacWest Bancorp	253,700	10,987,747
Regions Financial Corp.	1,641,300	16,363,761
U.S. Bancorp	595,400	26,286,910
Valley National Bancorp	434,200	4,190,030
Wells Fargo & Co.	266,500	13,538,200
		124,892,885
Capital Markets - 1.8%
Ares Capital Corp. (f)	563,300	9,102,928
BlackRock, Inc. Class A	115,400	43,022,274
The Blackstone Group LP	1,087,700	29,824,734
TPG Specialty Lending, Inc.	410,100	7,652,466
		89,602,402
Consumer Finance - 0.4%
Capital One Financial Corp.	263,400	18,859,440
Insurance - 1.3%
Chubb Ltd.	156,900	19,915,317
First American Financial Corp.	365,900	15,766,631
MetLife, Inc.	279,100	12,112,940
Principal Financial Group, Inc.	430,500	21,124,635
		68,919,523
Real Estate Investment Trusts - 14.3%
Agree Realty Corp.	183,100	8,786,969
American Assets Trust, Inc.	147,100	6,516,530
American Homes 4 Rent Class A	188,200	4,115,934
Apartment Investment & Management Co. Class A	166,900	7,540,542
Ashford Hospitality Prime, Inc.	89,700	1,391,247
AvalonBay Communities, Inc.	189,340	33,136,393
Boston Properties, Inc.	255,196	35,760,615
Brixmor Property Group, Inc.	411,100	11,741,016
Cedar Shopping Centers, Inc.	941,919	7,130,327
Chesapeake Lodging Trust	8,000	203,840
Coresite Realty Corp.	241,500	18,841,830
DCT Industrial Trust, Inc.	531,075	25,868,663
DDR Corp.	273,100	5,164,321
Digital Realty Trust, Inc. (f)	72,000	7,134,480
Douglas Emmett, Inc.	389,300	14,622,108
Empire State Realty Trust, Inc.	646,500	13,880,355
Equinix, Inc.	57,200	21,086,780
Equity Commonwealth (g)	26,700	835,443
Equity Lifestyle Properties, Inc.	83,454	6,470,189
Equity Residential (SBI)	158,215	10,263,407
Essex Property Trust, Inc.	73,492	16,690,033
Extra Space Storage, Inc.	334,400	26,935,920
Federal Realty Investment Trust (SBI)	16,108	2,561,172
FelCor Lodging Trust, Inc.	1,198,652	8,522,416
Forest City Realty Trust, Inc.	577,440	13,662,230
Gaming & Leisure Properties	136,100	4,655,981
General Growth Properties, Inc.	200,800	5,851,312
Healthcare Realty Trust, Inc.	610,500	21,404,130
Healthcare Trust of America, Inc.	168,810	5,695,649
Highwoods Properties, Inc. (SBI)	161,700	8,576,568
Host Hotels & Resorts, Inc.	658,497	11,734,417
Kite Realty Group Trust	44,483	1,284,669
LaSalle Hotel Properties (SBI)	224,000	6,285,440
Liberty Property Trust (SBI)	461,800	19,040,014
Mack-Cali Realty Corp.	685,600	19,032,256
MGM Growth Properties LLC	42,800	1,079,416
Mid-America Apartment Communities, Inc.	57,300	5,385,627
Monogram Residential Trust, Inc.	421,900	4,438,388
National Retail Properties, Inc.	445,500	22,319,550
New York (REIT), Inc.	185,400	1,790,964
NorthStar Realty Finance Corp.	196,700	2,623,978
Outfront Media, Inc.	335,000	7,477,200
Pennsylvania Real Estate Investment Trust (SBI)	307,000	7,702,630
Post Properties, Inc.	95,800	6,349,624
Prologis, Inc.	118,010	6,267,511
Public Storage	85,999	19,258,616
Ramco-Gershenson Properties Trust (SBI)	309,093	6,005,677
Sabra Health Care REIT, Inc.	484,674	12,349,494
Simon Property Group, Inc.	307,715	66,303,351
SL Green Realty Corp.	43,673	5,141,186
Store Capital Corp.	167,700	4,968,951
Taubman Centers, Inc.	105,900	8,225,253
Terreno Realty Corp.	280,153	7,496,894
UDR, Inc.	335,200	12,127,536
Urban Edge Properties	786,557	22,542,724
Ventas, Inc.	521,639	37,907,506
VEREIT, Inc.	2,618,000	27,358,100
Welltower, Inc.	145,996	11,205,193
WP Carey, Inc.	86,500	5,765,225
WP Glimcher, Inc.	275,700	3,788,118
		728,301,908

TOTAL FINANCIALS		1,030,576,158

HEALTH CARE - 7.3%
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.	36,100	6,397,281
Medtronic PLC	260,200	22,645,206
		29,042,487
Pharmaceuticals - 6.7%
Bristol-Myers Squibb Co.	410,600	23,564,334
Eli Lilly & Co.	518,500	40,313,375
GlaxoSmithKline PLC	1,255,500	27,024,948
GlaxoSmithKline PLC sponsored ADR	251,900	10,947,574
Johnson & Johnson	1,197,644	142,926,835
Merck & Co., Inc.	113,590	7,132,316
Pfizer, Inc.	1,649,200	57,392,160
Sanofi SA sponsored ADR	337,600	12,987,472
Teva Pharmaceutical Industries Ltd. sponsored ADR	397,700	20,040,103
		342,329,117

TOTAL HEALTH CARE		371,371,604

INDUSTRIALS - 3.7%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	104,000	12,137,840
Lockheed Martin Corp.	25,400	6,171,438
United Technologies Corp.	133,600	14,219,048
		32,528,326
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	519,800	56,772,556
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	185,900	7,859,852
Electrical Equipment - 1.1%
Eaton Corp. PLC	405,300	26,968,662
Emerson Electric Co.	548,300	28,884,444
		55,853,106
Industrial Conglomerates - 0.5%
3M Co.	128,500	23,032,340
Machinery - 0.2%
Caterpillar, Inc.	93,800	7,686,910
Pentair PLC	79,600	5,098,380
		12,785,290

TOTAL INDUSTRIALS		188,831,470

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 2.0%
Cisco Systems, Inc.	3,063,400	96,313,296
InterDigital, Inc.	47,176	3,368,838
		99,682,134
Internet Software & Services - 0.3%
Twitter, Inc. (g)	739,100	14,198,111
IT Services - 1.2%
IBM Corp.	244,700	38,877,936
Paychex, Inc.	397,700	24,128,459
		63,006,395
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	621,600	22,309,224
Maxim Integrated Products, Inc.	558,500	22,742,120
Qualcomm, Inc.	755,700	47,661,999
		92,713,343
Software - 3.2%
Microsoft Corp.	2,802,200	161,014,403
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	279,400	29,644,340
EMC Corp.	893,600	25,905,464
HP, Inc.	767,900	11,034,723
		66,584,527

TOTAL INFORMATION TECHNOLOGY		497,198,913

MATERIALS - 1.7%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.	543,400	37,820,640
Ingevity Corp. (g)	333	14,779
LyondellBasell Industries NV Class A	300,600	23,714,334
The Dow Chemical Co.	154,100	8,265,924
		69,815,677
Containers & Packaging - 0.3%
WestRock Co.	347,400	16,640,460

TOTAL MATERIALS		86,456,137

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	3,272,704	133,788,140
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	1,872,800	5,651,463

TOTAL TELECOMMUNICATION SERVICES		139,439,603

UTILITIES - 2.0%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	278,400	17,976,288
Exelon Corp.	290,600	9,880,400
IDACORP, Inc.	254,800	19,382,636
PPL Corp.	620,900	21,594,902
Xcel Energy, Inc.	790,700	32,703,352
		101,537,578
TOTAL COMMON STOCKS
(Cost $2,744,064,140)		3,256,389,157

Preferred Stocks - 7.7%
Convertible Preferred Stocks - 5.1%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
William Lyon Homes, Inc. 6.50% (g)	25,200	2,223,648
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Bunge Ltd. 4.875% (g)	55,000	5,352,188
Post Holdings, Inc.:
3.75%	22,600	4,133,540
Series C 2.50%	69,800	11,168,000
Tyson Foods, Inc. 4.75% (g)	53,000	4,396,350
		25,050,078
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp. Series A, 5.75% (a)(g)	9,000	3,633,750
Hess Corp. Series A 8.00%	58,300	3,855,962
Kinder Morgan, Inc. Series A 9.75%	81,000	4,041,090
Southwestern Energy Co. Series B 6.25%	278,183	8,957,493
		20,488,295
FINANCIALS - 1.4%
Banks - 1.3%
Bank of America Corp. Series L 7.25% (g)	20,365	25,272,761
Wells Fargo & Co. 7.50%	28,068	37,961,970
		63,234,731
Real Estate Investment Trusts - 0.1%
American Tower Corp. 5.50%	15,000	1,628,700
Crown Castle International Corp. 4.50% (g)	12,700	1,431,417
Welltower, Inc. Series I, 6.50% (g)	39,400	2,719,388
		5,779,505
TOTAL FINANCIALS		69,014,236
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	18,419	5,917,104
Health Care Providers & Services - 0.6%
AmSurg Corp. Series A-1, 5.25%	101,900	12,686,550
Anthem, Inc. 5.25%	347,300	14,909,589
		27,596,139
Pharmaceuticals - 0.8%
Allergan PLC 5.50%	38,415	31,986,634
Teva Pharmaceutical Industries Ltd. 7%	9,550	8,146,150
		40,132,784
TOTAL HEALTH CARE		73,646,027
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	65,862	4,583,337
MATERIALS - 0.1%
Metals & Mining - 0.1%
Alcoa, Inc. Series 1, 5.375%	180,229	6,208,889
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Frontier Communications Corp. Series A 11.125% (g)	142,500	12,866,325
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. Series A 5.50% (g)	223,300	17,162,838
TOTAL TELECOMMUNICATION SERVICES		30,029,163
UTILITIES - 0.5%
Electric Utilities - 0.1%
Exelon Corp. 6.50% (g)	80,700	3,825,987
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 5.375%	139,700	6,599,428
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 2.00% ZENS (g)	281,700	15,810,413
TOTAL UTILITIES		26,235,828

TOTAL CONVERTIBLE PREFERRED STOCKS		257,479,501

Nonconvertible Preferred Stocks - 2.6%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	220,000	5,812,400
FINANCIALS - 2.1%
Banks - 0.8%
Citigroup, Inc. Series C, 5.80%	81,387	2,143,734
SunTrust Banks, Inc. Series E, 5.875%	682,473	17,703,350
U.S. Bancorp Series A, 3.50%	19,965	17,290,089
Wells Fargo & Co. Series X, 5.50% (g)	161,711	4,325,769
		41,462,942
Capital Markets - 0.8%
Charles Schwab Corp. Series C, 6.00%	46,998	1,288,215
GMAC Capital Trust I Series 2, 8.125%	914,787	23,107,520
Northern Trust Corp. Series C, 5.85%	169,638	4,697,276
State Street Corp. 6.00%	339,823	9,385,911
		38,478,922
Consumer Finance - 0.0%
Discover Financial Services Series B, 6.50%	90,750	2,384,910
Real Estate Investment Trusts - 0.4%
Public Storage Series V, 5.375%	187,145	4,867,641
Sabra Health Care REIT, Inc. Series A, 7.125%	427,290	11,536,830
Vornado Realty Trust Series L, 5.40%	210,909	5,447,779
		21,852,250
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	91,829	2,499,585
TOTAL FINANCIALS		106,678,609
UTILITIES - 0.4%
Electric Utilities - 0.3%
Gulf Power Co. 5.60%	30,000	3,106,194
NextEra Energy Capital Holdings, Inc. Series I, 5.125%	240,204	6,168,439
SCE Trust I 5.625%	14,792	385,184
Southern Co. 6.25%	240,000	6,772,800
		16,432,617
Multi-Utilities - 0.1%
SCE Trust IV 5.375%	206,133	6,025,268
TOTAL UTILITIES		22,457,885

TOTAL NONCONVERTIBLE PREFERRED STOCKS		134,948,894

TOTAL PREFERRED STOCKS
(Cost $351,829,043)		392,428,395
	Principal Amount	Value

Bank Loan Obligations - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (Cost $1,811,094)(b)	1,820,000	1,826,825
	Shares	Value

Equity Funds - 1.0%
iShares S&P 500 Index ETF
(Cost $51,058,296)	240,121	52,502,457
	Principal Amount	Value

Preferred Securities - 4.3%
FINANCIALS - 3.5%
Banks - 3.3%
BAC Capital Trust XIV 4% (b)(h)	4,430,000	3,662,089
Bank of America Corp.:
6.1% (b)(h)	1,895,000	2,044,890
6.25% (b)(h)	4,895,000	5,289,393
6.3% (b)(h)	2,000,000	2,244,919
6.5% (b)(h)	4,000,000	4,453,460
Barclays PLC 8.25% (b)(h)	11,750,000	12,241,648
Citigroup, Inc.:
5.9% (b)(h)	5,000,000	5,201,678
5.95% (b)(h)	5,000,000	5,104,368
6.25% (b)(h)	6,000,000	6,611,651
First Tennessee Bank NA, Memphis % (a)	12,500	8,503,516
JPMorgan Chase & Co.:
5.15% (b)(h)	15,000,000	15,291,950
6.1% (b)(h)	4,000,000	4,370,720
6.75% (b)(h)	10,000,000	11,333,961
7.9% (b)(h)	18,365,000	19,545,227
Mellon Capital IV 4% (b)(h)	6,417,000	5,514,520
PNC Preferred Funding Trust I 2.3025% (a)(b)(h)	3,450,000	3,281,774
Royal Bank of Scotland Group PLC 8.625% (b)(h)	1,095,000	1,121,208
SunTrust Preferred Capital I 4% (b)(h)	10,366,000	8,136,446
USB Capital IX 3.5% (b)(h)	16,026,000	13,777,018
Wachovia Capital Trust III 5.5698% (b)(h)	8,091,000	8,234,152
Wells Fargo & Co.:
5.9% (b)(h)	7,000,000	7,534,266
7.98% (b)(h)	11,855,000	12,973,687
		166,472,541
Capital Markets - 0.2%
Goldman Sachs Capital II 4%(b)(h)	9,004,000	7,563,110
Goldman Sachs Capital III 4% (b)(h)	840,000	698,773
		8,261,883

TOTAL FINANCIALS		174,734,424

INDUSTRIALS - 0.8%
Industrial Conglomerates - 0.8%
General Electric Co. 5% (b)(h)	38,147,000	41,319,142
TOTAL PREFERRED SECURITIES
(Cost $199,765,147)		216,053,566
	Shares	Value

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.42% (i)	295,664,058	295,664,058
Fidelity Securities Lending Cash Central Fund 0.44% (i)(j)	8,408,175	8,408,175
TOTAL MONEY MARKET FUNDS
(Cost $304,072,233)		304,072,233
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $4,492,217,515)		5,083,338,038
NET OTHER ASSETS (LIABILITIES) - 0.3%		12,951,438
NET ASSETS - 100%		$5,096,289,476

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
448 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	48,596,800	$1,678,060

The face value of futures purchased as a percentage of Net Assets is 1.0%

Security Type Abbreviations

ETF – Exchange-Traded Funds

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $249,086,043 or 4.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,989,437.

 (f) Security or a portion of the security is on loan at period end.

 (g) Non-income producing

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$384,760
Fidelity Securities Lending Cash Central Fund	42,878
Total	$427,638

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$130,579,082	$128,355,434	$2,223,648	$--
Consumer Staples	423,820,686	403,166,958	20,653,728	--
Energy	340,152,347	336,518,597	3,633,750	--
Financials	1,206,269,003	1,206,269,003	--	--
Health Care	445,017,631	403,929,429	41,088,202	--
Industrials	193,414,807	193,414,807	--	--
Information Technology	497,198,913	497,198,913	--	--
Materials	92,665,026	92,665,026	--	--
Telecommunication Services	169,468,766	163,817,303	5,651,463	--
Utilities	150,231,291	124,541,884	25,689,407	--
Corporate Bonds	858,075,968	--	858,075,968	--
U.S. Government and Government Agency Obligations	1,989,437	--	1,989,437	--
Bank Loan Obligations	1,826,825	--	1,826,825	--
Equity Funds	52,502,457	52,502,457	--	--
Preferred Securities	216,053,566	--	216,053,566	--
Money Market Funds	304,072,233	304,072,233	--	--
Total Investments in Securities:	$5,083,338,038	$3,906,452,044	$1,176,885,994	$--
Derivative Instruments:
Assets
Futures Contracts	$1,678,060	$1,678,060	$--	$--
Total Assets	$1,678,060	$1,678,060	$--	$--
Total Derivative Instruments:	$1,678,060	$1,678,060	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $4,498,972,392. Net unrealized appreciation aggregated $584,365,646, of which $683,861,530 related to appreciated investment securities and $99,495,884 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2016